Accounts Receivables	12 Months Ended
Oct. 31, 2025
Accounts Receivables [Abstract]
ACCOUNTS RECEIVABLES

NOTE 3 – ACCOUNTS RECEIVABLES

Accounts receivables, net is comprised of the following:

	October 31,	October 31,
	2025	2024
Accounts receivables	$885,932	$286,956
Allowance for credit losses	$(80,573)	$(8,056)
Total, net	$805,359	$278,900

The following is a summary of the activity in the allowance for credit losses:

	October 31,	October 31,
	2025	2024
Balance at beginning of year	$8,056	$-
Allowance	72,517	8,056
Balance at end	$80,573	$8,056

Allowance for credit losses provided was $72,517, $8,056 and $nil for the years ended October 31, 2025, 2024 and 2023, respectively.